Organization and Principal Activities - Principal subsidiaries of Vies and Equity investees (Detail)	12 Months Ended
Dec. 31, 2024 [1]
Forward Vision
Percentage of ownership	100.00%
Beijing Security
Percentage of ownership	100.00%
Conew Network
Percentage of ownership	100.00%
HK Zoom
Percentage of ownership	100.00%
Cheetah Information
Percentage of ownership	100.00%
Dream Ahead
Percentage of ownership	100.00%
Multicloud Limited
Percentage of ownership	100.00%
Beijing Kingsoft Cheetah Technology
Percentage of ownership	100.00%
Jingdezhen Jibao Information
Percentage of ownership	100.00%
Kingsoft Japan
Percentage of ownership	41.20%
Zhuhai Baoqu Technology
Percentage of ownership	75.00%
Zhuhai Baobaohong Technology Co., Ltd
Percentage of ownership	75.00%
Zhuhai Baohaowan Technology Co., Ltd.
Percentage of ownership	75.00%
Beijing Orion Star Technology Co.,Ltd.
Percentage of ownership	74.00%
Hongkong Cheetah Mobile Technology Limited
Percentage of ownership	100.00%
Conew.com Corporation
Percentage of ownership	100.00%
Cheepop Inc.
Percentage of ownership	100.00%
Cheetah Mobile Seal Inc.
Percentage of ownership	75.00%
Cheetah Mobile Calls Hong Kong Limited
Percentage of ownership	75.00%
Zhuhai Juntian Electronic Technology Co., Ltd.
Percentage of ownership	100.00%
Beijing Conew
Percentage of ownership	0.00%
Beijing Mobile
Percentage of ownership	0.00%
Beijing Cheetah Network Technology Co Ltd.
Percentage of ownership	0.00%

[1]	Percentage of ownership is calculated on fully diluted basis.